Other Accounts Receivavable And Prepaid Expesnes (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Accounts Receivable And Prepaid Expenses [Abstract]
Schedule of other accounts receivable and prepaid expenses
	January 1,	December 31,
	2021	2021	2022
Prepaid expenses	$3,581	$4,578	$4,262
Government authorities	3,005	3,601	3,659
Related parties	615	29	3,077
Others	4,550	2,819	2,654
	$11,751	$11,027	$13,652